INTANGIBLE ASSET (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended
	Apr. 20, 2021 USD ($) $ / shares shares	Apr. 20, 2021 EUR (€) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Development Costs of online platform | €									€ 309,968
Amortization of intngible assets					$ 77,894	$ 26,340	$ 58,754	$ 32,585
Impairement of intngible assets			$ 0	$ 14,855	0	28,277
Intangible Assets [Member]
Amortization of intngible assets			$ 77,894	$ 0	$ 77,894	$ 0	$ 58,754	$ 32,585
Estimated useful lives					7 years		5 years
Three [Member] | Nikolaos Stratigakis [Member]
Project cost							$ 19,056
Three [Member] | Citiwave Systems, Ltd [Member]
Development Costs of online platform							$ 33,117
Common shares Stated value | $ / shares							$ 0.22
Restricted common shares | shares							100,000
Restricted common shares, value							$ 22,000
Three [Member] | Citiwave Systems, Ltd [Member] | January 11, 2024 [Member]
Common shares Stated value | $ / shares							$ 0.58
Restricted common shares | shares							100,000
Restricted common shares, value							$ 58,000
One [Member] | Nikolaos Stratigakis [Member]
Development Costs of online platform | €		€ 5,000
Common shares Stated value | $ / shares	$ 0.20
Restricted common shares | shares	147,482	147,482
Restricted common shares, value	$ 29,497
Two [Member] | Nikolaos Stratigakis [Member] | July 1, 2022 [Member]
Development Costs of online platform							$ 10,920
Common shares Stated value | $ / shares							$ 0.24
Restricted common shares | shares							270,000
Restricted common shares, value							$ 64,800